Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Interest received	$ 221	$ 63
Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties	369	136
Capitalization of depreciation to mineral properties	265	119
Capitalization of re-estimation of decommissioning and rehabilitation provision	37	(220)
Increase (decrease) in non-cash working capital related to:
Mining operations properties	(1,130)	54
Exploration and evaluation properties	$ (23)	$ 0